Short-term Loans - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Short-term Debt [Line Items]
Short-term loans	¥ 68,999	$ 10,827	¥ 39,508
Guangzhou Lizhi [Member]
Short-term Debt [Line Items]
Line of credit maximum borrowing capacity	¥ 100,000
Line of Credit Facility, Covenant Terms	none of which are significant
Line of Credit Facility, Covenant Compliance	Guangzhou Lizhi is in compliance
Credit Facility Agreement With Banks [Member]
Short-term Debt [Line Items]
Short-term loans	¥ 69,000
Line of credit maximum borrowing capacity	¥ 4,800
Credit Facility Agreement With Banks [Member] | Guangzhou Lizhi [Member]
Short-term Debt [Line Items]
Short term debt weighted average interest rate percentage over time	5.30%
Credit Facility Agreement With Banks [Member] | Maximum [Member] | Guangzhou Lizhi [Member]
Short-term Debt [Line Items]
Short term debt term	6 months